Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	flyExclusive, Inc.
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001843973
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	4522
Entity Tax Identification Number	86-1740840
Entity Address, Address Line One	2860 Jetport Road
Entity Address, City or Town	Kinston
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28504
City Area Code	252
Local Phone Number	208-7715
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	flyExclusive, Inc. (“flyExclusive”) is filing this registration statement on Form S-4 to register (a) shares of its Class A common stock, par value $0.0001 per share, that will be issued in connection with the merger of FlyX Merger Sub, Inc. (“Merger Sub”), which is a wholly owned subsidiary of flyExclusive, with and into Jet.AI SpinCo, Inc. (“SpinCo”), which is currently a wholly owned subsidiary of Jet.AI Inc. (“Jet.AI”), with SpinCo surviving the merger as a wholly owned subsidiary of flyExclusive (the “Merger”). The shares will be issued to stockholders of Jet.AI. Pursuant to the instructions on Form S-4, the proxy statement/prospectus which forms a part of this registration statement is also deemed filed pursuant to Jet.AI’s obligations under Regulation 14A in connection with its special meeting of stockholders to approve the Merger and other matters.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Thomas James Segrave, Jr.
Entity Address, Address Line One	2860 Jetport Road
Entity Address, City or Town	Kinston
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28504
City Area Code	252
Local Phone Number	208-7715